SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Website	$ 10,799	$ 10,799	$ 10,799
Intangible assets amortization period	3 years	3 years
Accumulated amortization	$ (10,499)	$ (8,699)	(5,099)
Intangible assets, net	$ 300	$ 2,100	$ 5,700